Discontinued Operations and Assets Held for Sale (Narrative) (Details) (USD $) In Millions	3 Months Ended
	Jun. 30, 2010	Jun. 30, 2011
CareFusion [Member]
Assets from businesses held for sale	$ 0	$ 0
Liabilities from businesses held for sale	0	0
PTS Business, Martindale and SpecialtyScripts [Member]
Pre-tax gain on sale of Martindale	36.3
Assets from businesses held for sale	0	0
Liabilities from businesses held for sale	$ 0	$ 0